Subsequent Events (Details) ¥ in Millions	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CNY (¥)	Dec. 23, 2022 USD ($)
Subsequent Events [Line Items]
Loan agreement	$ 423,741	¥ 3.0	$ 434,959
Maturity date	Dec. 18, 2024	Dec. 18, 2024
Loan bears a fixed interest rate, percentage	5.50%	5.50%